Off balance sheet commitments - Summary of Amount of Guarantees Given and Received (Details) - EUR (€) € in Millions	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Guarantees received
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 288	€ 1,288	€ 1,272
Guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	2,607	4,298	3,936
Guarantees provided to banks in connection with credit facilities
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	998	1,130	1,067
Other guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 1,609	€ 3,168	€ 2,869